RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16-RELATED PARTY TRANSACTIONS

On September 3, 2019, Tonghao Cayman acquired an additional 9,200,000 Ordinary Shares from the Company’s former shareholders became the largest shareholder of the Company. Tongding Interconnection Information Co., Ltd. (“TDI”) is the parent company of the Tonghao Cayman. During 2019, the Company had sales transactions with TDI at the amount of $49 thousand.